AIG Senior Floating Rate Fund

PORTFOLIO OF INVESTMENTS—September 30, 2019 — (unaudited)

Industry Description		Ratings (1)					Principal
	Type	Moody’s	S&P	Interest Rate	Reference Rate	Maturity Date (2)	Amount**/ Shares		Value (Note 1)
LOANS (3) (4)-91.7%
Aerospace & Defense-0.8%

Maxar Technologies, Ltd.	BTL-B	B2	B	4.85	3 ML+2.75%	10/04/2024		$497,462	$437,352
TransDigm Group, Inc.	BTL-F	Ba3	B+	4.54	1 ML+2.50%	06/09/2023		1,121,131	1,117,979
TransDigm Group, Inc.	BTL-E	Ba3	B+	4.54	3 ML+2.50%	05/30/2025		448,175	446,074

									2,001,405

Airlines-0.3%

WestJet Airlines, Ltd.	BTL-B	Ba2	BB-	TBD		08/07/2026		670,000	674,547

Auto Components-1.0%

Adient US LLC	BTL-B	Ba2	BB-	6.46-6.89	3 ML+4.25%	05/06/2024		573,562	563,286
Panther BF Aggregator 2 LP(12)	BTL-B	Ba3	B+	3.75	1 ME+3.75%	04/30/2026	EUR	945,000	1,033,479
Panther BF Aggregator 2 LP	BTL-B	Ba3	B+	5.54	1 ML+3.50%	04/30/2026		600,000	594,000

									2,190,765

Building Products-1.2%

Advanced Drainage Systems, Inc.	1st Lien	Ba1	BB	TBD		07/31/2026		200,000	200,750
NCI Building Systems, Inc.	BTL-B	B2	B+	5.79	1 ML+3.75%	04/12/2025		1,005,833	981,944
TAMKO Building Products, Inc.	BTL-B	B2	BB-	5.29	1 ML+3.25%	06/01/2026		320,833	320,432
TAMKO Building Products, Inc.	BTL-B	B2	BB-	5.37	3 ML+3.25%	06/01/2026		64,167	64,087
Wilsonart LLC	BTL-D	B2	B+	5.36	3 ML+3.25%	12/19/2023		999,610	977,743

									2,544,956

Capital Markets-1.1%

Aretec Group, Inc.	1st Lien	B2	B	6.29	1 ML+4.25%	10/01/2025		614,601	591,553
NFP Corp.	BTL-B	B2	B	5.04	1 ML+3.00%	01/08/2024		835,094	820,063
Russell Investments U.S. Institutional Holdco, Inc.	BTL-B	Ba2	BB-	5.29	1 ML+3.25%	06/01/2023		503,677	496,909
Victory Capital Holdings, Inc.	BTL-B	Ba3	BB-	5.57	3 ML+3.25%	07/01/2026		555,249	557,331

									2,465,856

Chemicals-3.6%

Allnex (Lux) & Cy SCA	BTL-B2	B2	B	5.39	3 ML+3.25%	09/13/2023		329,510	314,682
Allnex USA, Inc.	BTL-B3	B2	B	5.39	3 ML+3.25%	09/13/2023		248,260	237,088
CTC AcquiCo GmbH(12)	BTL-B1	B2	B	2.50	3 ME+2.50%	03/07/2025	EUR	381,271	412,894
H.B. Fuller Company	BTL-B	Ba2	BB+	4.04	1 ML+2.00%	10/20/2024		570,384	567,838
Hexion, Inc.	BTL	Ba3	BB-	5.82	3 ML+3.50%	07/01/2026		543,637	542,278
LTI Holdings, Inc.	1st Lien	B2	B-	5.54	1 ML+3.50%	09/06/2025		608,850	574,856
Messer Industries GmbH	BTL-B1	B1	BB-	4.60	3 ML+2.50%	03/01/2026		810,925	808,222
Messer Industries GmbH(12)	BTL-B2	B1	BB-	2.75	3 ME+2.75%	03/01/2026	EUR	220,000	240,289
Minerals Technologies, Inc.	BTL-B1	Ba2	BB+	4.28-4.36	1 ML+2.25%	02/14/2024		735,057	735,669
Minerals Technologies, Inc.	BTL-B1	Ba2	BB+	4.39	3 ML+2.25%	02/14/2024		131,731	131,841
Momentive Performance Materials, Inc.	BTL-B	B1	BB-	5.30	1 ML+3.25%	05/15/2024		503,737	499,959
Platform Specialty Products Corp.	BTL	Ba2	BB	4.29	1 ML+2.25%	01/30/2026		441,663	442,904
Starfruit Finco BV(12)	BTL-B	B1	B+	3.75	3 ME+3.75%	10/01/2025	EUR	165,000	180,099
Starfruit Finco BV	BTL-B	B1	B+	5.29	1 ML+3.25%	10/01/2025		412,925	403,763
Tronox Finance LLC	BTL-B	Ba3	BB-	4.79	1 ML+2.75%	09/23/2024		520,824	520,434
Tronox Finance LLC	BTL-B	Ba3	BB-	4.85	3 ML+2.75%	09/23/2024		334,438	334,187
U.S. Coating Acquisition, Inc.	BTL-B2	Ba1	BBB-	3.85	3 ML+1.75%	06/01/2024		453,100	453,100
WR Grace & Co.	BTL-B1	Ba1	BBB-	3.85	3 ML+1.75%	04/03/2025		184,192	184,883
WR Grace & Co.	BTL-B2	Ba1	BBB-	3.85	3 ML+1.75%	04/03/2025		315,758	316,942

									7,901,928

Commercial Services & Supplies-5.2%

ADS Waste Holdings, Inc.	BTL-B3	Ba3	BB+	4.18	1 WL+2.25%	11/10/2023		971,090	972,960
Allied Universal Holdco LLC	BTL-B	B3	NR	6.51	3 ML+4.25%	07/10/2026		457,712	457,998
Allied Universal Holdco LLC(6)	Delayed Draw	B3	NR	TBD		07/10/2026		45,318	45,347
APX Group, Inc.	BTL-B	B2	B-	7.04	1 ML+5.00%	04/01/2024		640,169	627,365
APX Group, Inc.	BTL-B	B2	B-	9.00	USFRBPLR+4.00%	04/01/2024		719	705
Brickman Group, Ltd.	BTL-B	B1	BB-	4.56-4.94	1 ML+2.50%	08/15/2025		1,237,839	1,240,934
Clean Harbors, Inc.	BTL-B	Ba1	BBB-	3.79	1 ML+1.75%	06/28/2024		540,538	542,733
Ensemble RCM LLC	BTL	B2	B	6.00	3 ML+3.75%	08/03/2026		365,000	365,152
Garda World Security Corp.	BTL-B	B1	B	5.63	3 ML+3.50%	05/24/2024		557,143	557,004
Garda World Security Corp.	BTL-B	B1	B	7.50	USFRBPLR+2.50%	05/24/2024		1,428	1,428
Grizzly Acquisition, Inc.	BTL-B	Ba3	BB+	5.57	3 ML+3.25%	10/01/2025		975,150	960,523
IAA Spinco, Inc.	BTL-B	Ba2	BB	4.31	1 ML+2.25%	06/28/2026		197,000	198,231
KAR Auction Services, Inc.	BTL-B6	Ba2	BB-	TBD		09/19/2026		500,000	502,500
PSAV Holdings LLC	1st Lien	B2	B-	5.29	1 WL+3.25%	03/03/2025		486,321	471,730
PSAV Holdings LLC	1st Lien	B2	B-	5.35	1 ML+3.25%	03/03/2025		484,044	469,523
PSAV Holdings LLC	1st Lien	B2	B-	5.35	3 ML+3.25%	03/03/2025		27,206	26,390
PSAV Holdings LLC	2nd Lien	Caa2	CCC	9.50	3 ML+7.25%	09/01/2025		870,000	826,500
Techem Verwaltungsgesellschaft 675 mbH(12)	BTL-B	B1	B+	3.50	3 ME+3.50%	07/31/2025	EUR	1,335,692	1,468,057
US Ecology, Inc.	BTL-B	Ba3	BB+	TBD		08/14/2026		325,000	326,828
Verisure Holding AB(12)	BTL-B	B1	B	3.50	3 ME+3.50%	10/21/2022	EUR	1,290,000	1,411,309

									11,473,217

Communications Equipment-0.3%

Lumentum Holdings	1st Lien	Ba2	BB	4.54	1 ML+2.50%	12/10/2025		575,650	577,089

Construction & Engineering-1.1%

Brand Energy & Infrastructure Services, Inc.	1st Lien	B3	B-	6.35-6.51	3 ML+4.25%	06/21/2024		534,441	520,189
Brand Energy & Infrastructure Services, Inc.	1st Lien	B3	B-	6.52	2 ML+4.25%	06/21/2024		471,533	458,959
Gopher Sub, Inc.	2nd Lien	Caa2	CCC	8.79	1 ML+6.75%	02/02/2026		190,000	182,400
Hamilton Holdco, LLC	BTL-B	Ba1	BB+	4.11	3 ML+2.00%	07/02/2025		722,125	723,930
Verra Mobility Corporation	BTL-B	B2	B+	5.79	1 ML+3.75%	02/28/2025		458,520	460,048

									2,345,526

Construction Materials-0.9%

Quikrete Holdings, Inc.	1st Lien	B1	BB-	4.79	1 ML+2.75%	11/15/2023		1,153,846	1,148,558
Summit Materials LLC	BTL-B	Ba2	BBB-	4.04	1 ML+2.00%	11/21/2024		894,075	894,914

									2,043,472

Consumer Finance-0.8%

Capital Automotive LP	2nd Lien	B3	CCC+	8.04	1 ML+6.00%	03/24/2025		343,741	344,171
GreenSky Holdings, Inc.	BTL-B	B1	B+	5.31	1 ML+3.25%	03/31/2025		1,474,383	1,467,011

									1,811,182

Containers & Packaging-4.2%

Berlin Packaging LLC	BTL-B	B3	B-	5.05-5.11	1 ML+3.00%	11/07/2025		611,343	599,880
Berlin Packaging LLC	BTL-B	B3	B-	5.11	3 ML+3.00%	11/07/2025		11,463	11,248
Berry Plastics Holding Corp.	BTL-Q	Ba2	BBB-	4.30	1 ML+2.25%	10/01/2022		1,478,913	1,484,459
Berry Plastics Holding Corp.	BTL-U	Ba2	BBB-	4.55	1 ML+2.50%	07/01/2026		1,226,925	1,232,084
Berry Plastics Holding Corp.(12)	BTL-V	Ba2	BBB-	2.50	1 ME+2.50%	07/01/2026	EUR	643,387	707,178
Crown Americas LLC (12)	BTL-B	Baa2	BBB-	2.38	1 ME+2.38%	04/03/2025	EUR	385,149	423,167
Crown Americas LLC	BTL-B	Baa2	BBB-	4.06	1 ML+2.00%	04/03/2025		279,048	280,244
Flex Acquisition Co., Inc.	1st Lien	B2	B	5.32	3 ML+3.00%	12/29/2023		989,367	949,086
Flex Acquisition Co., Inc.	BTL	B2	B	5.57	3 ML+3.25%	06/29/2025		489,259	470,126
Pregis TopCo Corporation	BTL	B2	B	6.25	3 ML+4.00%	07/31/2026		560,000	557,900
ProAmpac PG Borrower LLC	1st Lien	B3	B	5.54	1 ML+3.50%	11/20/2023		231,070	220,816
ProAmpac PG Borrower LLC	1st Lien	B3	B	5.62-5.79	3 ML+3.50%	11/20/2023		399,566	381,835
ProAmpac PG Borrower LLC	2nd Lien	Caa2	CCC+	10.62	3 ML+8.50%	11/18/2024		385,000	365,750
Reynolds Group Holdings, Inc.	BTL	B1	B+	4.79	1 ML+2.75%	02/05/2023		1,663,502	1,664,801

									9,348,574

Diversified Consumer Services-0.5%

Belron Finance US LLC	BTL-B	Ba3	BB	4.43	3 ML+2.25%	11/13/2025		595,500	597,733
Weight Watchers International, Inc.	BTL-B	Ba2	BB-	6.86	3 ML+4.75%	11/29/2024		479,618	480,517

									1,078,250

Diversified Financial Services-2.3%

EVO Payments International LLC	1st Lien	B2	B	5.31	1 ML+3.25%	12/22/2023		1,784,951	1,790,529
Financial & Risk US Holdings, Inc.(12)	BTL-B	B2	B	4.00	3 ME+4.00%	10/01/2025	EUR	99,250	109,422
Financial & Risk US Holdings, Inc.	BTL-B	B2	B	5.79	1 ML+3.75%	10/01/2025		565,725	568,730
Millennium Trust Company LLC	BTL-B	B2	B	7.04	1 ML+5.00%	03/27/2026		422,875	408,779
NAB Holdings LLC	BTL	B2	B	5.10	3 ML+3.00%	07/01/2024		735,056	732,300
Nets Holding AS(12)	BTL-B	B1	B	3.25	3 ME+3.25%	02/06/2025	EUR	798,159	862,777
Trans Union LLC	BTL-A2	Ba2	BB+	4.05	1 ML+2.00%	06/19/2025		730,750	732,882

									5,205,419

Diversified Telecommunication Services-2.7%

Altice France SA	BTL-B12	B2	B	5.72	1 ML+3.69%	01/31/2026		1,233,512	1,222,719
Centurylink Escrow LLC	BTL-B	Ba3	BBB-	4.79	1 ML+2.75%	01/31/2025		744,318	738,581
MTN Infrastructure TopCo, Inc.	BTL-B	B2	B	5.04	1 ML+3.00%	11/15/2024		1,496,511	1,479,675
Telenet Bidco NV	BTL-AN	Ba3	BB-	4.28	1 ML+2.25%	08/15/2026		1,020,000	1,020,212
Zacapa SARL	BTL	B2	B-	7.10	3 ML+5.00%	07/02/2025		529,650	530,974
Zayo Group LLC	BTL	Ba2	BB	4.29	1 ML+2.25%	01/19/2024		906,388	907,899

									5,900,060

Electric Utilities-0.2%

Pike Corp.	BTL-B	NR	B	5.30	1 ML+3.25%	07/24/2026		428,678	429,838

Entertainment-1.9%

Crown Finance US, Inc.(12)	BTL	B1	BB-	2.38	1 ME+2.38%	02/28/2025	EUR	133,075	145,081
Crown Finance US, Inc.	BTL	B1	BB-	4.29	1 ML+2.25%	02/28/2025		840,076	834,616
Delta 2 (Lux) SARL	BTL-B	B2	B+	4.54	1 ML+2.50%	02/01/2024		1,750,951	1,726,875
NAI Entertainment Holdings LLC	BTL-B	B1	BB	4.55	1 ML+2.50%	05/08/2025		475,200	475,497
Nascar Holdings, Inc.	BTL-B	Ba2	BB	TBD		10/19/2026		260,000	261,747
UFC Holdings LLC	BTL	B2	B	5.30	1 ML+3.25%	04/29/2026		458,229	459,375
William Morris Endeavor Entertainment LLC	BTL-B1	B2	B	TBD		05/18/2025		194,487	188,774

									4,091,965

Electronic Equipment, Instruments & Components-0.5%

Avantor, Inc.	1st Lien	NR	B+	5.04	1 ML+3.00%	11/21/2024		190,126	191,314
Lifescan Global Corporation	BTL-B	B2	B	8.66	3 ML+6.00%	10/01/2024		710,625	636,898
Resideo Funding, Inc.	BTL-B	Ba2	BBB-	4.11	3 ML+2.00%	10/24/2025		302,713	303,091

									1,131,303

Energy Equipment & Services-0.3%

Paragon Offshore, Ltd.†(5)	Escrow Holding	NR	NR	6.00		07/18/2021		4,516	0
Philadelphia Energy Solutions LLC†(7)(13)	BTL-C	NR	NR	11.82	3 ML+0.50%	12/31/2022		780,422	195,105
Seadrill Partners Finco LLC	BTL-B	Caa2	CCC+	8.10	3 ML+6.00%	02/21/2021		879,819	488,740

									683,845

Food & Staples Retailing-0.7%

U.S. Foods, Inc.	BTL-B	Ba3	BB+	4.04	1 ML+2.00%	06/27/2023		977,432	980,079
U.S. Foods, Inc.	BTL-B	Ba3	BB+	TBD		09/13/2026		540,000	541,603

									1,521,682

Food Products-1.6%

B&G Foods, Inc.	BTL-B	Ba2	BB	TBD		10/10/2026		355,000	356,331
CHG PPC Parent LLC(12)	BTL-B	B2	B	4.00	1 ME+4.00%	03/31/2025	EUR	195,000	212,540
CHG PPC Parent LLC	BTL-B	B2	B	4.79	1 ML+2.75%	03/31/2025		424,625	423,563
Hostess Brands LLC	BTL-B	B1	BB-	4.29	1 ML+2.25%	08/03/2022		309,281	308,894
Hostess Brands LLC	BTL-B	B1	BB-	4.37-4.51	3 ML+2.25%	08/03/2022		697,297	696,426
Pinnacle Operating Corp.(11)	BTL	Caa3	NR	9.36	1 ML+5.50%	11/15/2021		767,931	587,467
Post Holdings, Inc.	BTL	Ba1	BB	4.04	1 ML+2.00%	05/24/2024		1,036,570	1,038,513

									3,623,734

Gas Utilities-0.6%

UGI Energy Services LLC	BTL-B	Ba3	NR	5.79	1 ML+3.75%	08/13/2026		1,326,675	1,334,967

Health Care Equipment & Supplies-1.1%

Agiliti Health, Inc.	BTL-B	B1	B	5.13	1 ML+3.00%	01/04/2026		462,675	461,518
Kinetic Concepts, Inc.	BTL-B	B1	B+	7.25	USFRBPLR+2.25%	02/02/2024		821,100	822,126

Sotera Health Holdings, LLC	BTL-B	B1	B	5.04	1 ML+3.00%	05/15/2022		1,088,500	1,072,853

									2,356,497

Health Care Providers & Services-5.4%

Air Medical Group Holdings, Inc.	BTL-B1	B1	B	5.31	1 ML+3.25%	04/28/2022		244,844	228,684
Catalent Pharma Solutions, Inc.	BTL-B2	Ba3	BB	4.29	1 ML+2.25%	05/18/2026		582,075	583,530
Change Healthcare Holdings, Inc.	BTL-B	B1	B+	4.54	1 ML+2.50%	03/01/2024		973,719	968,393
Dental Corp. Perfect Smile ULC	1st Lien	B2	B-	5.80	1 ML+3.75%	06/06/2025		503,142	494,651
DuPage Medical Group, Ltd.	1st Lien	B1	B	4.79	1 ML+2.75%	08/15/2024		610,878	601,715
DuPage Medical Group, Ltd.	2nd Lien	Caa1	CCC+	9.04	1 ML+7.00%	08/15/2025		623,968	602,129
Envision Healthcare Corp.	1st Lien	B2	B+	5.79	1 ML+3.75%	10/10/2025		357,284	291,037
Gentiva Health Services, Inc.	BTL-B	B1	B	5.81	1 ML+3.75%	07/02/2025		998,342	1,003,333
Healogics, Inc.	1st Lien	B3	CCC+	6.38	3 ML+4.25%	07/01/2021		960,167	708,123
MED ParentCo LP	1st Lien	B2	B	TBD		08/31/2026		653,302	645,952
MED ParentCo LP(6)	Delayed Draw	B2	B	TBD		08/31/2026		163,132	161,542
MPH Acquisition Holdings LLC	BTL-B	B1	B+	4.85	3 ML+2.75%	06/07/2023		1,761,068	1,673,014
NVA Holdings, Inc.	BTL-B3	B2	B	4.79	1 ML+2.75%	02/02/2025		701,934	701,275
NVA Holdings, Inc.	BTL-B4	B2	B	5.54	1 ML+3.50%	02/02/2025		638,400	637,602
Pharmaceutical Product Development, Inc.	BTL-B	Ba3	B	4.54	1 ML+2.50%	08/18/2022		1,036,853	1,037,631
Sound Inpatient Physicians	1st Lien	Ba3	B	4.79	1 ML+2.75%	06/27/2025		568,559	563,939
Sound Inpatient Physicians	2nd Lien	B3	CCC+	8.79	1 ML+6.75%	06/26/2026		205,000	203,719
Surgery Center Holdings, Inc.	1st Lien	B1	B-	5.30	1 ML+3.25%	09/02/2024		791,424	772,381

									11,878,650

Hotels, Restaurants & Leisure-6.9%

8th Avenue Food & Provisions, Inc.	1st Lien	B2	B	5.79	1 ML+3.75%	10/01/2025		421,812	422,691
8th Avenue Food & Provisions, Inc.	2nd Lien	Caa1	CCC+	9.79	1 ML+7.75%	10/01/2026		270,000	267,975
Aramark Services, Inc.	BTL-B1	Ba1	BBB-	3.79	1 ML+1.75%	03/11/2025		596,904	598,023
Boyd Gaming Corp.	BTL-B3	Ba3	BB	4.17	1 WL+2.25%	09/15/2023		861,954	864,109
Caesars Entertainment Operating Co., Inc.	BTL-B	B1	BB	4.04	1 ML+2.00%	10/07/2024		1,584,730	1,583,410
Caesars Resort Collection LLC	BTL-B	Ba3	BB	4.79	1 ML+2.75%	12/23/2024		2,895,906	2,876,255
Carrols Restaurant Group, Inc.	BTL-B	B2	B	5.31	1 ML+3.25%	04/30/2026		638,400	619,647
CityCenter Holdings LLC	BTL-B	B1	BB-	4.29	1 ML+2.25%	04/18/2024		1,479,638	1,482,016
Eldorado Resorts LLC	BTL-B	Ba1	BB	4.31	1 ML+2.25%	04/17/2024		455,798	454,849
Eldorado Resorts LLC	BTL-B	Ba1	BB	4.31	3 ML+2.25%	04/17/2024		596,752	595,508
Four Seasons Holdings, Inc.	1st Lien	Ba3	BB+	4.04	1 ML+2.00%	11/30/2023		602,950	605,642
Golden Entertainment, Inc.	1st Lien	B1	B+	5.06	1 ML+3.00%	10/21/2024		1,905,875	1,910,640
Hilton Worldwide Finance LLC	BTL-B2	Baa3	BBB-	3.77	1 ML+1.75%	06/22/2026		591,190	594,639
IRB Holding Corp.	BTL-B	B2	B	5.55	3 ML+3.25%	02/05/2025		381,131	379,146
Penn National Gaming, Inc.	BTL-B	Ba2	BB	4.29	1 ML+2.25%	10/15/2025		699,713	702,651
Scientific Games International, Inc.	BTL-B5	Ba3	B+	4.79	1 ML+2.75%	08/14/2024		111,901	110,842
Scientific Games International, Inc.	BTL-B5	Ba3	B+	4.90	2 ML+2.75%	08/14/2024		463,265	458,881
Station Casinos, Inc.	BTL-B	Ba3	BB-	4.55	1 ML+2.50%	06/08/2023		682,721	684,661

									15,211,585

Household Durables-0.2%

Installed Building Products, Inc.	BTL-B2	Ba3	BB+	4.54	1 ML+2.50%	04/15/2025		344,349	343,704

Household Products-0.7%

Diamond (BC) BV(12)	BTL	B1	B-	3.25	3 ME+3.25%	09/06/2024	EUR	206,325	217,927
Diamond (BC) BV	BTL	B1	B-	5.26	2 ML+3.00%	09/06/2024		898,987	855,162
Energizer Holdings, Inc.	BTL-B	Ba1	BB+	4.38	1 ML+2.25%	12/17/2025		299,662	299,475
Prestige Brands, Inc.	BTL-B4	Ba3	BB	4.04	1 ML+2.00%	01/26/2024		249,725	249,912

									1,622,476

Industrial Conglomerates-0.3%

Ameriforge Group, Inc.	BTL	NR	NR	9.10	3 ML+7.00%	06/08/2022		105,652	105,124
UTEX Industries, Inc.	1st Lien	Caa1	CCC+	6.04	1 ML+4.00%	05/22/2021		675,986	567,828

									672,952

Insurance-3.8%

Asurion LLC	BTL-B4	Ba3	B+	5.04	1 ML+3.00%	08/04/2022		768,004	770,116
Asurion LLC	BTL-B6	Ba3	B+	5.04	1 ML+3.00%	11/03/2023		837,979	840,947
Asurion LLC	BTL-B7	Ba3	B+	5.04	1 ML+3.00%	11/03/2024		508,513	509,965
Asurion LLC	2nd Lien	B3	B-	8.54	1 ML+6.50%	08/04/2025		1,480,000	1,502,817
Compass Investments, Inc.	BTL-B	B2	B	5.10	3 ML+3.00%	05/16/2024		1,579,547	1,551,246
Genworth Financial, Inc.	BTL	Ba3	B+	6.67	2 ML+4.50%	03/07/2023		364,450	364,450
Hub International, Ltd.	BTL-B	B2	B	5.27	3 ML+3.00%	04/25/2025		972,687	960,985
Sedgwick Claims Management Services, Inc.	BTL-B	B2	B	5.29	1 ML+3.25%	12/31/2025		1,717,025	1,688,265
Sedgwick Claims Management Services, Inc.	BTL-B	B2	B	TBD		09/03/2026		164,588	164,588

									8,353,379

Internet & Direct Marketing Retail-0.6%

Acosta, Inc.	BTL	Ca	CCC	7.25	USFRBPLR+2.25%	09/26/2021		795,809	247,099
Go Daddy Operating Co. LLC	BTL-B1	Ba1	BB	4.04	1 ML+2.00%	02/15/2024		736,186	737,004
Rodan & Fields, LLC	BTL-B	B2	B+	6.03	1 ML+4.00%	06/16/2025		358,443	301,092

									1,285,195

IT Services-3.6%

Blackhawk Network Holdings, Inc.	1st Lien	B1	B	5.04	1 ML+3.00%	06/15/2025		1,836,527	1,828,874
CCC Information Services, Inc.	1st Lien	B2	B	4.80	1 ML+2.75%	04/29/2024		645,150	642,040
EVERTEC Group LLC	BTL-B	B2	B+	5.54	1 ML+3.50%	11/27/2024		1,215,812	1,218,852
Tempo Acquisition LLC	BTL-B	B1	B	5.04	1 ML+3.00%	05/01/2024		994,478	997,212
Web.com Group, Inc.	1st Lien	B2	B+	5.78	1 ML+3.75%	10/10/2025		463,425	454,735
Web.com Group, Inc.	BTL-B2	Caa2	CCC+	9.78	1 ML+7.75%	10/11/2026		633,015	614,025
WEX, Inc.	BTL-B3	Ba2	BB-	4.29	1 ML+2.25%	05/15/2026		1,572,703	1,579,387
Xerox Business Services LLC	BTL-B	Ba3	BB+	4.54	1 ML+2.50%	12/07/2023		785,909	763,314

									8,098,439

Leisure Products-0.7%

Hayward Industries, Inc.	1st Lien	B3	B	5.54	1 ML+3.50%	08/05/2024		397,890	384,088

SRAM LLC	BTL-B	B1	BB-	4.68	1 WL+2.75%	03/15/2024		245,433	245,740
SRAM LLC	BTL-B	B1	BB-	4.79	1 ML+2.75%	03/15/2024		453,306	453,872
SRAM LLC	BTL-B	B1	BB-	4.84	2 ML+2.75%	03/15/2024		418,816	419,340
SRAM LLC	BTL-B	B1	BB-	6.75	USFRBPLR+1.75%	03/15/2024		8,623	8,634

									1,511,674

Life Sciences Tools & Services-0.5%

PAREXEL International Corp.	BTL-B	B2	B-	4.79	1 ML+2.75%	09/27/2024		483,914	458,871
Syneos Health, Inc.	BTL-B	Ba3	BB	4.04	1 ML+2.00%	08/01/2024		599,199	598,076

									1,056,947

Machinery-4.2%

Altra Industrial Motion Corp.	BTL-B	Ba2	BB-	4.04	1 ML+2.00%	10/01/2025		834,060	832,670
Brookfield WEC Holdings, Inc.	1st Lien	B2	B	5.54	1 ML+3.50%	08/01/2025		703,431	705,014
CIRCOR International, Inc.	1st Lien	B1	B+	5.54	1 ML+3.50%	12/11/2024		844,537	845,329
Columbus McKinnon Corp.	BTL-B	Ba2	BB-	4.60	3 ML+2.50%	01/31/2024		765,757	767,672
Gardner Denver, Inc.(12)	BTL-B	Ba3	BB+	3.00	1 ME+3.00%	07/30/2024	EUR	1,029,980	1,128,590
Gardner Denver, Inc.	BTL-B	Ba3	BB+	4.79	1 ML+2.75%	07/30/2024		593,417	594,726
Manitowoc Foodservice, Inc.	BTL-B	B1	BB-	4.54	1 ML+2.50%	10/23/2025		120,000	119,625
Navistar International Corp.	BTL-B	Ba2	BB-	5.53	1 ML+3.50%	11/06/2024		920,975	916,946
NN, Inc.	BTL	B3	B	5.30	1 ML+3.25%	04/02/2021		1,171,016	1,150,523
Pro Mach Group, Inc.	BTL-B	B2	B-	4.81	1 ML+2.75%	03/07/2025		539,760	524,512
Utility One Source LP	BTL-B	B2	B	7.54	1 ML+5.50%	04/18/2023		710,170	717,272
WireCo WorldGroup, Inc.	1st Lien	B3	B+	7.04	1 ML+5.00%	09/30/2023		606,250	591,852
Zodiac Pool Solutions LLC	BTL	Ba3	BB	4.29	1 ML+2.25%	07/02/2025		434,500	434,636

									9,329,367

Media-6.7%

Advantage Sales & Marketing LLC	1st Lien	B2	B-	5.29	1 ML+3.25%	07/23/2021		481,056	448,384
Advantage Sales & Marketing LLC	2nd Lien	Caa2	CCC	8.54	1 ML+6.50%	07/25/2022		500,000	430,938
Altice Financing SA	1st Lien	B2	B+	4.81	1 ML+2.75%	01/31/2026		499,379	485,646
Charter Communications Operating LLC	BTL-B	Ba1	BBB-	4.05	3 ML+2.00%	04/30/2025		652,311	655,795
Clear Channel Outdoor Holdings, Inc.	BTL-B	B1	B+	5.54	1 ML+3.50%	08/21/2026		990,000	992,475
CSC Holdings, Inc.	BTL-B	Ba3	BB	4.28	1 ML+2.25%	07/17/2025		499,136	498,138
CSC Holdings, Inc.	BTL-B	Ba3	BB	4.53	1 ML+2.50%	01/25/2026		691,250	691,394
CSC Holdings, Inc.	BTL-B5	Ba3	BB	TBD		04/15/2027		790,000	790,988
E.W. Scripps Co.	BTL-B	Ba2	BB-	4.79	1 ML+2.75%	05/01/2026		636,800	636,800
Gray Television, Inc.	BTL-C	Ba2	BB	4.83	3 ML+2.50%	01/02/2026		1,731,912	1,737,479
Houghton Mifflin Harcourt Publishing Company	BTL-B	Caa2	B	5.04	1 ML+3.00%	05/31/2021		1,015,625	983,252
ION Media Networks, Inc.	BTL-B	B1	NR	5.06	1 ML+3.00%	12/18/2024		2,001,045	1,996,042
NEP Group, Inc.	1st Lien	B2	B+	5.29	1 ML+3.25%	10/20/2025		198,500	194,406
NEP Group, Inc.	2nd Lien	Caa2	CCC+	9.04	1 ML+7.00%	10/19/2026		595,000	580,125
Nexstar Broadcasting, Inc.	BTL-B4	Ba3	BB	TBD		09/18/2026		1,345,000	1,351,164
Sinclair Television Group, Inc.	BTL-B	Ba2	BB+	4.54	1 ML+2.50%	09/30/2026		642,857	644,866
Univision Communications, Inc.	BTL-C5	B2	B	4.79	1 ML+2.75%	03/15/2024		727,380	706,078
Virgin Media Bristol LLC	BTL-K	Ba3	BB-	4.53	1 ML+2.50%	01/15/2026		500,000	499,766
Ziggo Secured Finance Partnership	BTL-E	B1	B+	4.53	1 ML+2.50%	04/15/2025		500,000	498,672

									14,822,408

Metals & Mining-0.6%

American Rock Salt Co. LLC	1st Lien	B3	B	5.79	1 ML+3.75%	03/21/2025		1,430,791	1,430,791

Multiline Retail-0.2%

Neiman Marcus Group Ltd. LLC	BTL	Caa2	CCC+	8.06	1 ML+6.00%	10/25/2023		529,701	404,780

Oil, Gas & Consumable Fuels-2.5%

Ascent Resources Marcellus LLC	1st Lien	NR	NR	8.53	1 ML+6.50%	03/30/2023		260,833	250,400
BCP Renaissance Parent LLC	BTL-B	B1	B+	5.76	3 ML+3.50%	10/31/2024		892,690	848,799
California Resources Corp.	1st Lien	Caa1	B	12.42	1 ML+10.38%	12/31/2021		500,000	435,000
Foresight Energy LLC	1st Lien	B2	B-	7.87	3 ML+5.75%	03/28/2022		1,234,656	706,841
Medallion Midland Acquisition LLC	1st Lien	B2	B+	5.29	1 ML+3.25%	10/30/2024		705,472	683,720
Oryx Midstream Services LLC	BTL-B	B2	B	6.05	1 ML+4.00%	05/22/2026		817,950	794,434
Power Buyer LLC	1st Lien	B3	B-	5.35	3 ML+3.25%	03/06/2025		1,007,203	843,532
Power Buyer LLC	2nd Lien	Caa2	CCC	9.35	3 ML+7.25%	03/06/2026		585,000	409,500
Traverse Midstream Partners LLC	BTL-B	B2	B+	6.05	1 ML+4.00%	09/27/2024		592,130	519,594

									5,491,820

Personal Products-1.6%

Coty, Inc.(12)	BTL-B	Ba3	BB-	2.50	1 ME+2.50%	04/07/2025	EUR	814,687	856,057
Coty, Inc.	BTL-B	Ba3	BB-	4.29	1 ML+2.25%	04/07/2025		563,896	545,570
Revlon Consumer Products Corp.	BTL-B	B3	CCC+	5.60	1 ML+3.50%	09/07/2023		2,750	2,088
Revlon Consumer Products Corp.	BTL-B	B3	CCC+	5.62	3 ML+3.50%	09/07/2023		1,064,250	808,165
Sunshine Luxembourg VII SARL	1st Lien	B2	B	TBD		10/01/2026		1,320,000	1,324,950

									3,536,830

Pharmaceuticals-1.4%

Endo Luxembourg Finance Co. I SARL	BTL-B	B1	B+	6.30	1 ML+4.25%	04/29/2024		639,678	580,188
Valeant Pharmaceuticals International, Inc.	BTL-B	Ba2	BB-	4.79	1 ML+2.75%	11/27/2025		1,378,125	1,380,192
Valeant Pharmaceuticals International, Inc.	BTL-B	Ba2	BB-	5.04	1 ML+3.00%	06/02/2025		1,104,676	1,108,621

									3,069,001

Professional Services-1.6%

AlixPartners LLP	BTL-B	B2	B+	4.79	1 ML+2.75%	04/04/2024		1,497,573	1,498,107
AlixPartners LLP(12)	BTL-B	B2	NR	3.25	3 ME+3.25%	04/04/2024	EUR	248,750	271,690
Dun & Bradstreet Corporation	BTL	B2	B-	7.05	1 ML+5.00%	02/06/2026		1,385,000	1,393,656
Team Health Holdings, Inc.	1st Lien	B2	B	4.79	1 ML+2.75%	02/06/2024		486,877	400,051

									3,563,504

Real Estate Investment Trusts-0.9%

MGM Growth Properties Operating Partnership LP	BTL-B	Ba3	BB+	4.04	1 ML+2.00%	03/21/2025		520,529	521,179
VICI Properties 1 LLC	BTL	Ba3	BBB-	4.05	1 ML+2.00%	12/20/2024		1,453,864	1,456,892

									1,978,071

Road & Rail-0.9%

Fly Funding II SARL	BTL-B	Ba2	BB+	4.18	3 ML+2.00%	02/09/2023		1,083,575	1,084,929
Savage Enterprises LLC	BTL-B	B1	B+	6.04	1 ML+4.00%	08/01/2025		955,320	964,702

									2,049,631

Semiconductors & Semiconductor Equipment-0.9%

Cabot Microelectronics Corp.	BTL-B	Ba2	BB+	4.31	1 ML+2.25%	11/14/2025		471,767	473,143
Entegris, Inc.	BTL-B	Baa3	BBB-	4.04	1 ML+2.00%	11/06/2025		992,500	997,463
Microchip Technology, Inc.	BTL-B	Baa3	BB+	4.05	1 ML+2.00%	05/29/2025		563,394	565,507

									2,036,113

Software-8.0%

Almonde, Inc.	1st Lien	B2	B-	5.70	2 ML+3.50%	06/13/2024		133,558	129,766
Almonde, Inc.	1st Lien	B2	B-	5.70	6 ML+3.50%	06/13/2024		865,360	840,790
Almonde, Inc.	2nd Lien	Caa2	CCC	9.45	1 ML+7.25%	06/13/2025		230,000	219,650
Ceridian HCM Holding, Inc.	BTL-B	B2	B	5.05	1 ML+3.00%	04/30/2025		1,079,313	1,081,337
Compuware Corp.	BTL-B	B2	B	6.04	1 ML+4.00%	08/23/2025		193,537	194,384
Dcert Buyer, Inc.	BTL-B	B2	B-	TBD		10/16/2026		1,440,000	1,435,800
Emerald Topco, Inc.	BTL	B2	B	5.54	1 ML+3.50%	07/24/2026		695,000	691,959
Epicore Software Co.	1st Lien	B2	B-	5.30	1 ML+3.25%	06/01/2022		1,096,497	1,096,269
Hyland Software, Inc.	1st Lien	B1	B-	5.29	1 ML+3.25%	07/01/2024		969,805	967,726
Hyland Software, Inc.	2nd Lien	Caa1	CCC	9.04	1 ML+7.00%	07/07/2025		535,000	536,003
IQVIA, Inc.(12)	BTL-B	Ba1	BBB-	2.00	3 ME+2.00%	06/11/2025	EUR	1,170,187	1,277,439
Infor US, Inc.	BTL-B6	Ba3	B	4.85	3 ML+2.75%	02/01/2022		677,435	678,112
MA FinanceCo. LLC	BTL-B3	B1	BB-	4.54	1 ML+2.50%	06/21/2024		123,320	121,655
McAfee LLC	BTL-B1	B2	B	5.79	1 ML+3.75%	09/30/2024		184,070	184,366
Navicure, Inc.	BTL-B	B2	B-	TBD		10/22/2026		595,000	594,256
Quest Software US Holdings, Inc.	1st Lien	B2	B+	6.51	3 ML+4.25%	05/16/2025		832,453	820,799
RP Crown Parent LLC	BTL-B	B1	B	4.80	3 ML+2.75%	10/12/2023		865,525	865,092
Seattle Spinco, Inc.	BTL-B3	B1	BB-	4.54	1 ML+2.50%	06/21/2024		832,815	821,363
SS&C Technologies, Inc.	BTL-B3	Ba2	BB+	4.29	1 ML+2.25%	04/16/2025		591,410	593,505
SS&C Technologies, Inc.	BTL-B4	Ba2	BB+	4.29	1 ML+2.25%	04/16/2025		390,640	392,024
SS&C Technologies, Inc.	BTL-B5	Ba2	BB+	4.29	1 ML+2.25%	04/16/2025		1,366,039	1,371,375
Ultimate Software Group, Inc.	BTL-B	B2	B	5.79	1 ML+3.75%	05/04/2026		680,000	683,060
Zelis Payments Buyer, Inc.	BTL	B2	B	TBD		09/30/2026		2,245,000	2,225,356

									17,822,086

Specialty Retail-2.0%

At Home Holding III, Inc.	BTL	B2	B+	5.76	3 ML+3.50%	06/03/2022		673,216	602,528
Bass Pro Group LLC	BTL-B	B1	B+	7.04	1 ML+5.00%	09/25/2024		1,187,519	1,141,873
Foundation Building Materials Holding Co. LLC	BTL-B	B2	BB-	5.05	1 ML+3.00%	08/13/2025		496,250	495,940
J. Crew Group, Inc.	BTL-B	Caa2	CC	5.04	1 ML+3.00%	03/05/2021		388,913	337,868
J. Crew Group, Inc.	BTL-B	Caa2	CC	5.10-5.26	3 ML+3.00%	03/05/2021		323,269	280,840
PetSmart, Inc.	BTL-B2	B2	B	6.04	1 ML+4.00%	03/11/2022		553,647	539,575
Staples, Inc.	BTL-B	B1	B+	7.12	3 ML+5.00%	04/16/2026		1,106,353	1,089,066

									4,487,690

Textiles, Apparel & Luxury Goods-0.8%

ASP Unifrax Holdings, Inc.	BTL-B1	B3	B-	5.85	1 ML+3.75%	12/12/2025		1,492,817	1,365,928
ASP Unifrax Holdings, Inc.	BTL-B2	Caa2	CCC+	10.63	3 ML+8.50%	12/14/2026		375,000	337,500

									1,703,428

Trading Companies & Distributors-2.0%

ABC Supply Co., Inc.	BTL-B2	B1	BB+	4.04	1 ML+2.00%	10/31/2023		985,212	983,857
Beacon Roofing Supply, Inc.	BTL-B	B1	BB	4.29	1 ML+2.25%	01/02/2025		443,250	441,890
HD Supply, Inc.	BTL-B5	Ba1	BBB-	3.79	1 ML+1.75%	10/17/2023		1,065,711	1,066,244
HD Supply Waterworks, Ltd.	BTL-B	B2	B+	4.85	1 ML+2.75%	08/01/2024		270,689	268,490
HD Supply Waterworks, Ltd.	BTL-B	B2	B+	4.88	3 ML+2.75%	08/01/2024		173,381	171,972
Sage Borrowco LLC	BTL-B	B2	B	6.85	3 ML+4.75%	06/20/2026		578,550	580,358
Univar, Inc.	BTL-B	Ba3	BB+	4.54	1 ML+2.50%	07/01/2024		355,305	356,282
Univar USA, Inc.	BTL-B3	Ba3	BB+	4.29	1 ML+2.25%	07/01/2024		470,139	471,146

									4,340,239

Transportation Infrastructure-0.5%

DAE Aviation Holdings, Inc.	BTL-B1	B2	B	6.10	3 ML+4.00%	04/06/2026		684,579	687,574
Dynasty Acquisition Co., Inc.	BTL-B2	B2	B	6.10	3 ML+4.00%	04/06/2026		368,053	369,663

									1,057,237

Wireless Telecommunication Services-1.3%

Sprint Communications, Inc.	BTL-B	Ba2	BB-	4.56	1 ML+2.50%	02/02/2024		2,197,462	2,179,333
Sprint Communications, Inc.	BTL-B	Ba2	BB-	5.06	1 ML+3.00%	02/02/2024		610,388	608,606

									2,787,939

Total Loans (cost $208,080,954)									202,682,013

U.S. CORPORATE BONDS & NOTES-3.3%
Building Products-0.1%

Advanced Drainage Systems, Inc.*	Senior Sec. Notes	B1	B	5.00		09/30/2027		220,000	223,023

Construction & Engineering-0.2%

Brand Energy & Infrastructure Services, Inc.*	Senior Notes	Caa2	CCC	8.50		07/15/2025		500,000	472,500

Containers & Packaging-0.6%

Reynolds Group Issuer, Inc. FRS*	Senior Sec. Notes	B1	B+	5.80	3 ML+3.50%	07/15/2021		1,245,000	1,246,556

Food Products-0.1%

Darling Ingredients, Inc.*	Company Guar. Notes	Ba3	BB+	5.25		04/15/2027		130,000	136,500

Health Care Equipment & Supplies-0.1%

Hill-Rom Holdings, Inc.*	Senior Notes	Ba3	BB	4.38		09/15/2027		160,000	163,576

Insurance-0.3%

Acrisure LLC / Acrisure Finance, Inc.*	Senior Sec. Notes	B2	B	8.13	02/15/2024	670,000	721,925

Multi Utilities-0.0%

Texas Competitive Electric Holdings Co. LLC*	Escrow Notes	NR	NR	6.25	10/01/2020	4,174,956	6,262

Oil, Gas & Consumable Fuels-0.6%

Chesapeake Energy Corp.	Company Guar. Notes	B2	B+	7.00	10/01/2024	500,000	358,750
Foresight Energy/Finance*	Sec. Notes	Caa2	CCC-	11.50	04/01/2023	715,000	150,150
Jagged Peak Energy LLC	Company Guar. Notes	B3	B+	5.88	05/01/2026	500,000	501,250
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp.*	Company Guar. Notes	Caa1	CCC	8.75	04/15/2023	775,000	352,625

							1,362,775

Personal Products-0.1%

Revlon Consumer Products Corp.	Company Guar. Notes	Caa3	CCC	6.25	08/01/2024	505,000	267,650

Software-0.7%

SS&C Technologies, Inc.*	Company Guar. Notes	B2	B+	5.50	09/30/2027	1,500,000	1,567,538

Specialty Retail-0.1%

PetSmart, Inc.*	Senior Sec. Notes	B2	B	5.88	06/01/2025	209,000	208,478

Trading Companies & Distributors-0.4%

Beacon Roofing Supply, Inc.*	Company Guar. Notes	B3	B-	4.88	11/01/2025	500,000	489,925
Performance Food Group, Inc.*	Senior Notes	B1	B+	5.50	10/15/2027	315,000	331,537

							821,462

Total U.S. Corporate Bonds & Notes (cost $8,419,008)							7,198,245

FOREIGN CORPORATE BONDS & NOTES-2.4%
Auto Components-0.3%

Panther BF Aggregator 2 LP*	Company Guar. Notes	B3	B	8.50	05/15/2027	560,000	567,000

Commercial Services & Supplies-0.3%

Avolon Holdings Funding Ltd.*	Company Guar. Notes	Baa3	BBB-	3.63	05/01/2022	750,000	760,125

Construction & Engineering-0.3%

IHS Netherlands Holdco BV*	Company Guar. Notes	B2	B+	8.00	09/18/2027	555,000	566,905

Containers & Packaging-0.4%

Ardagh Packaging Finance PLC*	Senior Sec. Notes	Ba3	BB	2.13	08/15/2026	500,000	558,872
Ardagh Packaging Finance PLC*	Senior Sec. Notes	Ba3	BB	4.13	08/15/2026	390,000	392,437
Trivium Packaging Finance BV*	Senior Sec. Notes	B2	B+	5.50	08/15/2026	200,000	210,240

							1,161,549

Hotels, Restaurants & Leisure-0.2%

1011778 BC ULC / New Red Finance, Inc.*	Senior Sec. Notes	Ba2	BB	3.88	01/15/2028	375,000	377,385

Metals & Mining-0.2%

Costellium NV*	Company Guar. Notes	B2	B	6.63	03/01/2025	405,000	422,213

Paper & Forest Products-0.2%

Norbord, Inc.*	Senior Sec. Notes	Ba1	BB+	5.75	07/15/2027	485,000	497,125

Pharmaceuticals-0.5%

Endo, Ltd./Endo Finance LLC*	Company Guar. Notes	Caa2	CCC+	6.00	07/15/2023	250,000	153,338
Valeant Pharmaceuticals*	Senior Sec. Notes	Ba2	BB-	7.00	03/15/2024	630,000	662,105
Valeant Pharmaceuticals*	Company Guar. Notes	B3	B-	9.00	12/15/2025	385,000	432,162

							1,247,605

Total Foreign Corporate Bonds & Notes (cost $5,538,232)							5,599,907

COMMON STOCKS-0.6%
Energy Equipment & Services-0.0%

Paragon Offshore, Litigation Trust, Class A†(8)						1,242	249
Paragon Offshore, Litigation Trust, Class B†(8)						621	9,315
Philadelphia Energy Solutions LLC, Class A†(8)						35,161	4,395

							13,959

Industrial Conglomerates-0.4%

AFG Holdings, Inc.†(8)						14,309	786,995

Oil, Gas & Consumable Fuels-0.2%

Ascent Resources Marcellus LLC, Class A†(5)(8)						187,384	421,614
TE Holdcorp LLC, Class A†(5)(8)						44,278	0

							421,614

Total Common Stocks (cost $3,313,313)							1,222,568

WARRANTS-0.0%
Oil, Gas & Consumable Fuels-0.0%

Ascent Resources Marcellus LLC†(5)(8) Expires 03/30/2023 (strike price $6.15) (cost $4,625)						48,515	1,455

Total Long-Term Investment Securities (cost $225,356,132)							216,704,188

SHORT-TERM INVESTMENT SECURITIES-2.6%
Registered Investment Companies-2.6%

State Street Institutional Liquid Reserves Fund, Administration Class 1.78%(9) (cost $5,627,762)						5,627,200	5,627,762

REPURCHASE AGREEMENTS-3.2%
Bank of America Securities LLC Joint Repurchase Agreement(10)	1,720,000	1,720,000
Barclays Capital, Inc. Joint Repurchase Agreement(10)	1,070,000	1,070,000
BNP Paribas SA Joint Repurchase Agreement(10)	855,000	855,000
Deutsche Bank AG Joint Repurchase Agreement(10)	1,640,000	1,640,000
RBS Securities, Inc. Joint Repurchase Agreement(10)	1,715,000	1,715,000

Total Repurchase Agreements (cost $7,000,000)		7,000,000

TOTAL INVESTMENTS (cost $237,983,894)	103.8%	229,331,950
Liabilities in excess of other assets	(3.8)	(8,449,482)

NET ASSETS	100.0%	$220,882,468

BTL	Bank Term Loan
EUR	Euro Currency
NR	Security is not rated.

FRS—Floating Rate Security

The rates shown on FRS are the current interest rates as of September 30, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

TBD - Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At September 30, 2019, the aggregate value of these securities was $11,670,502, representing 5.3% of net assets.

**	Denominated in United States Dollars unless otherwise noted.
(1)	Bank loans rated below Baa by Moody’s Investor Service, Inc. or BBB by Standard & Poor’s Group are considered below investment grade. Ratings provided are as of September 30, 2019.
(2)

Based on the stated maturity, the weighted average to maturity of the loans held in the portfolio is approximately 61 months. Loans in the Fund’s portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(3)

The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(4)	All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(5)	Security classified as Level 3 (see Note 1).
(6)	All or a portion of this holding is subject to unfunded loan commitments (see Note 3).
(7)

“Payment-in-Kind” (PIK) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at 4.83%. The security is also currently paying interest in the form of additional loans at 6.99%.

(8)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2019, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
AFG Holdings, Inc.	01/22/2013	14,309	$911,111	$786,995	$55.00	0.36%
Ascent Resources Marcellus LLC, Class A	03/30/2018	187,384	567,151	421,614	2.25	0.19
Paragon Offshore Litigation Trust, Class A	07/11/2014	1,242	704	249	0.20	0.00
Paragon Offshore Litigation Trust, Class B	10/21/2014	621	10,557	9,315	15.00	0.00
Philadelphia Energy Solutions LLC, Class A	04/04/2018	35,161	185,574	4,395	0.12	0.00
TE Holdcorp LLC, Class A	11/21/2013	44,278	1,638,216	0	0.00	0.00
Warrants
Ascent Resources Marcellus LLC	03/30/2018	48,515	4,625	1,455	0.03	0.00

				$1,224,023		0.55%

(9)	The rate shown is the 7-day yield as of September 30, 2019.
(10)	See Note 2 for details of the Joint Repurchase Agreement.
(11)

“Payment-in-Kind” (PIK) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at 7.61%. The security is also currently paying interest in the form of additional loans at 1.75%.

(12)	The referenced Index is less than 0.00% at the period end. The loan has an interest rate floor whereby the floating rate used in the coupon rate calculation cannot be less than zero.
(13)	Security in default of interest.

Index Legend

1 ME—1 Month Euribor

1 ML—1 Month USD LIBOR

1 WL—1 Week USD LIBOR

2 ML—2 Month USD LIBOR

3 ME—3 Month Euribor

3 ML—3 Month USD LIBOR

6 ML—6 Month USD LIBOR

USFRBPLR—US Federal Reserve Bank Prime Loan Rate

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	EUR	11,201,745	USD	12,357,149	10/31/2019	$121,123	$—
	USD	358,961	EUR	325,398	10/31/2019	—	(3,518)

Net Unrealized Appreciation (Depreciation)						$121,123	$(3,518)

EUR—Euro Currency

USD—United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2019 (see Note 1):

	Level 1- Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Loans:
Energy Equipment & Services	$—	$683,845	$0	$683,845
Other Industries	—	201,998,168	—	201,998,168
U.S. Corporate Bonds & Notes	—	7,198,245	—	7,198,245
Foreign Corporate Bonds & Notes	—	5,599,907	—	5,599,907
Common Stocks:
Oil, Gas & Consumable Fuels	—	—	421,614	421,614
Other Industries	—	800,954	—	800,954
Warrants	—	—	1,455	1,455
Short-Term Investment Securities	5,627,762	—	—	5,627,762
Repurchase Agreements	—	7,000,000	—	7,000,000

Total Investments at Value	$5,627,762	$223,281,119	$423,069	$229,331,950

Other Financial Instruments:@
Forward Foreign Currency Contracts	$—	$121,123	$—	$121,123

LIABILITIES:
Other Financial Instruments:@
Forward Foreign Currency Contracts	$—	$3,518	$—	$3,518

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

@ Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — September 30, 2019 — (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. generally accepted accounting principles (“GAAP”) the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the “Board”), etc.)

Level 3—Significant unobservable inputs (includes inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Fund’s assets and liabilities classified in the fair value hierarchy as of September 30, 2019, is reported on a schedule at the end of the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Fund uses the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities and foreign equity futures contracts, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior secured floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the-counter (“OTC”) market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 pm Eastern time forward rate and are generally categorized as Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Fund, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Fund’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

Forward Foreign Currency Contracts: During the period, the Fund used forward contracts to protect against uncertainty in the level of future exchange rates.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Fund as unrealized appreciation or depreciation. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of the Fund’s Portfolio of Investments.

Master Agreements: The Fund holds derivative instruments and other financial instruments whereby the Fund may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Fund and applicable counterparty. Collateral requirements are generally determined based on the Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require the Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to the Fund may also occur upon a decline in the Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to the Fund’s financial statements.

Note 2. Repurchase Agreements

As of September 30, 2019, the Fund held an undivided interest in a joint repurchase agreement with Bank of America Securities LLC:

	Percentage Ownership	Principal Amount
AIG Senior Floating Rate Fund	4.30%	$1,720,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated September 30, 2019, bearing interest at a rate of 2.29% per annum, with a principal amount of $40,000,000, a repurchase price of $40,002,544, and a maturity date of October 1, 2019. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	2.88%	08/15/2045	$35,440,000	$40,956,735

As of September 30, 2019, the Fund held an undivided interest in a joint repurchase agreement with Barclays Capital, Inc.:

	Percentage Ownership	Principal Amount
AIG Senior Floating Rate Fund	4.28%	$1,070,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital, Inc., dated September 30, 2019, bearing interest at a rate of 2.30% per annum, with a principal amount of $25,000,000, a repurchase price of $25,001,597, and a maturity date of October 1, 2019. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	3.13%	08/15/2044	$21,295,000	$25,593,241

As of September 30, 2019, the Fund held an undivided interest in a joint repurchase agreement with BNP Paribas SA:

	Percentage Ownership	Principal Amount
AIG Senior Floating Rate Fund	4.28%	$855,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated September 30, 2019, bearing interest at a rate of 2.35% per annum, with a principal amount of $20,000,000, a repurchase price of $20,001,306, and a maturity date of October 1, 2019. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.38%	04/30/2026	$19,314,000	$20,424,883

As of September 30, 2019, the Fund held an undivided interest in a joint repurchase agreement with Deutsche Bank AG:

	Percentage Ownership	Principal Amount
AIG Senior Floating Rate Fund	4.29%	$1,640,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated September 30, 2019, bearing interest at a rate of 2.34% per annum, with a principal amount of $38,250,000, a repurchase price of $38,252,486, and a maturity date of October 1, 2019. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	2.13%	05/15/2022	$38,532,000	$39,351,525

As of September 30, 2019, the Fund held an undivided interest in a joint repurchase agreement with RBS Securities, Inc.:

	Percentage	Principal
	Ownership	Amount
AIG Senior Floating Rate Fund	4.29%	$1,715,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

RBS Securities, Inc., dated September 30, 2019, bearing interest at a rate of 2.34% per annum, with a principal amount of $40,000,000, a repurchase price of $40,002,600, and a maturity date of October 1, 2019. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	1.13%	09/30/2021	$41,230,000	$40,796,420

Note 3. Unfunded Loan Commitments

At September 30, 2019, the Fund had the following unfunded loan commitments which could be extended at the option of the Borrower:

Borrower	Type	Maturity Date	Principal Amount	Value
Allied Universal Holdco LLC	Delayed Draw	07/10/2026	$45,318	$45,347
MED ParentCo LP	Delayed Draw	08/31/2026	163,132	161,542

ADDITIONAL INFORMATION

Additional information is available in the Fund’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Security and Exchange Commission’s website at www.sec.gov.